Taxes Payable	12 Months Ended
Dec. 31, 2022
Taxes Payable
Taxes Payable

12. Taxes Payable

The following is a summary of taxes payable as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	RMB	RMB
VAT payable	12,831	34,480
Withholding individual income taxes for employees	8,114	7,862
Enterprise income taxes payable	26,690	30,666
Others	936	1,572
Total	48,571	74,580